Business and segmental reporting (Details) (USD $)	12 Months Ended
	Dec. 31, 2013 Segment	Dec. 31, 2012	Dec. 31, 2011
Consolidated Revenues [Line Items]
Number of reportable segment	1
Revenues	$ 35,867,356	$ 25,172,654	$ 22,375,414
Navig8 Group [Member]
Consolidated Revenues [Line Items]
Revenues		16,336,503	17,183,539
Concentration risk percentage (in hundredths)	10.00%
Dampskibsselskabet Norden A/S [Member]
Consolidated Revenues [Line Items]
Revenues	5,145,075	5,022,559	5,191,875
Cargill International SA,Geneva [Member]
Consolidated Revenues [Line Items]
Revenues	8,119,657
Concentration risk percentage (in hundredths)		10.00%	10.00%
Itochu Enex Co., Ltd [Member]
Consolidated Revenues [Line Items]
Revenues	4,860,957
Concentration risk percentage (in hundredths)		10.00%	10.00%
Koch Shipping, Inc. [Member]
Consolidated Revenues [Line Items]
Revenues	4,360,159
Concentration risk percentage (in hundredths)		10.00%	10.00%
Womar Logistic Pte., Ltd [Member]
Consolidated Revenues [Line Items]
Revenues	$ 10,299,096
Concentration risk percentage (in hundredths)		10.00%	10.00%